Reverse Recapitalization - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		9 Months Ended		12 Months Ended
	Mar. 08, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Proceeds from reverse recapitalization	$ 815,200	$ 0	$ 815,184	$ 815,184	$ 0	$ 0
Recapitalization exchange, price per share (in dollars per share)	$ 10.00
Charges associated with the mergers	$ 43,900
Stock issuance costs recorded in APIC						$ 191
Payment for merger related costs, expensed immediately	1,500
Additional Paid-In Capital
Class of Stock [Line Items]
Stock issuance costs recorded in APIC	42,400
Common Class A
Class of Stock [Line Items]
Proceeds from common stock issue net of redemption	374,100
Redemption of CFII common stock	125,900
Proceeds from private investment in public equity	$ 260,800
Price per share (in dollars per share)	$ 10.00
Proceeds from additional private investment in public equity	$ 180,300
Sale of additional stock issue price per share (in dollars per share)	$ 11.25